Exhibit 99.13

Item 4

Description of the Due Diligence Performed

SEMT 2015-4 Loan Pool

October 29, 2015

1.	Types of Assets Reviewed

UBS Bank USA (UBS) engaged LenderLive Network, Inc. (LLN) to review residential, prime, jumbo mortgage loans as part of its conduit loan acquisition channel. The loans reviewed were originated by UBS. The loans were originated to UBS Mortgage/UBS Bank USA Credit/Underwriting Guidelines and Portfolio Product Matrix (“Seller Guide”).

2-3.	Sampling and File Selection for Review

LLN performed a 100% review of credit, valuation, and compliance on loans originated on behalf of UBS. The loans were originated from April 3rd, 2012 to May 14th, 2014. UBS originated 100% of the loans reviewed.

4.	Data Integrity

LenderLive compared certain data fields captured in the due diligence process to the initial data provided by the seller. Discrepancies between the two data sets are reported in a data comparison report. The following fields are compared in the Data Comparison report as long as each data point is provided by the seller:

State

Qualifying FICO

Occupancy

Purpose

DTI

Loan Amount

CLTV

Product

Amortization Term

First Payment Due Date

Maturity Date

Coupon

Interest Only Period

Property Type

The following fields, while captured from the source documents as part of the review, were not provided by the seller and as a result, were not compared.

Borrower First Name

Borrower Last name

Self Employed

1st Time Homebuyer

Documentation type

LTV

Lien Position

Original P&I Payment

Original PITIA Payment

Original Term

ARM Margin

Index

Periodic Cap

Rate Reset Frequency

Balloon

Prepay Penalty Period

Mortgage Insurance

Units

Appraisal Value

Sales Price

Junior Lien Balance

5.	Credit Review

Based on the documentation provided in each loan file, LLN compared the information reflected in the loan documentation to assess compliance to the Seller Guide and where applicable Qualified Mortgage Appendix Q standards. LLN assumed the accuracy and completeness of the information contained in the documentation provided to or obtained by LLN.

Income/Employment

LLN verified the reported income by the originator through the review of applicable documentation found in the loan file. LLN reviewed paystubs, W2s, 1040s, 1120s, 1120S, 1065s, K1s, Profit and Loss Statements, and Balance Sheets, as required, to recalculate and validate income on each loan to verify the originator’s documentation and calculation process met the Seller Guide and, if applicable, Appendix Q requirements. LLN’s recalculated income was then used to recalculate the debt to income ratio (DTI) which was then compared to the originator’s DTI. LLN also reviewed the loan file documentation for evidence that the borrower(s)’s employment was properly verified by the originator as per the Seller Guide.

Assets

LLN used asset documentation provided in the loan file to re-calculate the borrower’s liquid cash to close and reserves. LLN reviewed bank statements, retirement account statements, and other financial documentation to verify the originator properly documented liquid and non-liquid assets according to the Seller Guide and that the verified assets and reserves met Seller Guide.

Debt

LLN verified the borrower’s proposed housing debt using the principal and interest from the executed subject lien note, taxes from the title report/tax certification, insurance from the current declarations page, and other housing related expense located in the file. LLN also used the most recent credit report provided in the loan file to verify the borrower’s other liabilities. LLN also reviewed the loan file for indication of additional liabilities not shown on the borrower’s credit report. Any other debt found was factored in to the borrower’s DTI using the recalculated income from above.

Credit

LLN used the borrower’s credit report(s) in the file to verify the borrower met the FICO requirements of the Seller Guide and to validate the originator’s documentation and analysis of the borrower’s ability to repay the loan met the requirements outlined in the Seller Guide. The borrower’s credit profile was reviewed for possible signs of deterioration in credit worthiness such as new credit and increasing outstanding balances.

Loan-to-Value (LTV)/Combined Loan-to-Value (CLTV)

LLN used the appraisal, supporting valuation products, and in the case of a purchase, the sales price along with the loan amount from the executed note to recalculate the LTV/CLTV at the time of origination.

Fraud Review

Third party fraud verification tools and IRS transcripts were not required or provided in the loan files that were reviewed. LLN reviewed the loan files for any red flags in the income documents, asset documents, credit report, appraisal, purchase contract, as well as reasonableness checks for commuting distance to employer(s) and value of the subject property to REO properties, and discrepancies in borrower signatures.

LLN reviewed each loan file for a recorded documents or evidence of a requirement for the loan to be sent to the recorder’s office for recording. If the recorded documents are not present in the due diligence loan file, LLN reviewed the closing instructions and/or title commitment for the proper requirement that the settlement agent send the legal documents to the proper recording office to be recorded in the proper jurisdiction.

Qualified Mortgage (QM)

Loans with an application date of January 10, 2014 and later are subject to Appendix Q, points and fees thresholds, and loan product criteria as defined by the Consumer Finance Protection Bureau and designated by the originator as Safe Harbor General QM loans. Application date is defined as the date the application is received by the lender, consistent with the requirements of Regulation Z.

LLN relied on the worksheets, checklists, testing results and supporting documentation provided by the originator to corroborate their designation that the loan met the general QM/safe harbor standards. LLN determined whether information in the file supported the QM/ATR status represented by the originator for all loans with an application date of January 10, 2014 or later.

Ability to Repay (ATR)

Loans with an application date of January 10, 2014 are subject to the ATR standards as defined by the Consumer Finance Protection Bureau. LLN verifies the lender considered and documented the borrower’s ability to repay. The review verifies that the lender documented the 8 underwriting factors set forth in Regulation Z for compliance with ATR requirements. The regulation, including the 8 underwriting factors and official commentary to Reg Z, do not constitute comprehensive underwriting guidelines. Reliance on the Client and/or lender guidelines is used for further defining the 8 underwriting factors to determine compliance with ATR rules. LenderLive does not make any independent assessment or determination of the adequacy of the lender and/or client guidelines for compliance with Reg Z. Exceptions to the lender and/or client guidelines that are related to the 8 underwriting factors would result in a QM/ATR designation of “ATR Exposure”.

One (1) loan (6.25%) of the 16 loan population had an initial application date of January 10, 2014 or later and was therefore subject to QM/ATR requirements.

Re-Verification of Employment

LLN performed a re-verification of the borrower’s employment at origination on a random sample of loans in the population that included one or more employed borrowers (self-employed, retired, and borrowers that qualified using asset dissipation were excluded). Attempts were first made by using “The Work Number” site. If employer is not a subscriber to “The Work Number” two attempts within 72 hours were made by phone to verify the borrower’s employment at the time of origination. If employer does not answer or does not return voice mail following two attempts LenderLive will report the attempts as unsuccessful to the client. A summary of the results of the re-verification attempts is in Item 5, Summary of results and Conclusions of this Review, of this document.

6.	Valuation Review

The initial review included a review of the original appraisal. The loan files did not contain a secondary, 3rd party valuation product completed at the time the loan was originated.

LLN performed a property valuation review of the original appraisal that included making an assessment of whether the appraisal was thorough, complete, and the appraised value appeared to be supported.

A supplemental review was conducted which included the review of a current 2055 Drive-by appraisal product ordered by RWT.

LLN performed a property valuation review of the 2055 Drive-by appraisal product that included making an assessment of whether the appraisal was thorough, complete, and the appraised value appeared to be supported.

Value reconciliation - Based on a current 2055 Drive-by appraisal provided by RWT, LLN reconciled the current value to the value at origination. LLN identified exceptions to property eligibility and appraisal requirements defined in the Seller Guide. If the determination of the current value is less than that used to calculate the original LTV/CLTV, LenderLive cited an exception for value when it is lower by more than 10%. The valuation grade is based on exceptions to the property and appraisal requirements defined in the Seller Guide, the Value Reconciliation per the appraisal provided at origination and the current value per the 2055 Drive-by Appraisal and rating agency criteria.

7.	Regulatory Compliance Review

LLN’s regulatory compliance review included testing for certain Federal APR and fee (HOEPA and TILA), State/Local (Anti-Predatory and High Cost, Prohibited Practices), and material RESPA and MDIA disclosure and tolerance requirements. LLN used ComplianceEase’s ComplianceAnalyzer, an industry recognized third party compliance tool for the testing of APR, fee, and certain disclosure timing requirements. ComplianceEase is not an affiliate of LLN and is solely responsible for the content and accuracy of its rules engine.

8.	Securitization Grading

Loans reviewed in this pool were given credit, compliance, valuation and overall grades in accordance with each of its credit rating criteria as identified in Item 3 above.

Initial Grades

LLN assigned initial loan securitization grades for each sub-category (credit, compliance, and valuation) based on the initial review of the loan documentation provided. The initial overall loan securitization grade was the lowest grade of all sub-grades.

Finding Resolution

Following the initial review, LLN worked with the originator to review and, where applicable, potentially resolve findings identified in the initial review. A finding could be resolved and the final event grade modified, only if additional supporting documentation or documented commentary was provided to LLN by the originator that, in LLN’s view, warranted a different finding.

Any additional documentation and/or commentary provided by the originator was inventoried in the file and/or documented in the loan finding. Both the review of new information and the resulting impact on the specific finding and event grades were documented. In the event of a grade change, the changes include detailed commentary to explain why the event grade changed.

In the event the originator could not resolve a finding, LLN elevated the finding to “Client” for review. “Client”, in some instances, accepted the finding based on the materiality of the finding and the compensating factors in the file. LLN documented “Client’s” decision to accept the finding(s) as an exception. The accepted finding is reflected in the final event grading.

Final Grade

Final grades were assigned at the conclusion of the finding resolution, client acceptance, and LLN re-review process. Detailed commentary was captured, and has been reported, to explain loan findings, event grades, and event grade changes.

Reported data, including calculated values, represent the information found in the loan file during the TPR and are not values submitted by the originator or “Client”.

Item 5

Summary of Findings and Conclusions of Review

SEMT 2015-4 Loan Pool

October 29, 2015

Grade Migration Summary

The following summarizes LLN’s initial loan securitization and event grades to final loan securitization and event grades assigned to the loans that were subject to LLN’s TPR.

S&P Event Grade Summary
Credit
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
CA	3	18.75%	14	87.50%
CB	4	25.00%	2	12.50%
CC	6	37.50%	0	00.00%
CD	3	18.75%	0	00.00%

S&P Event Grade Summary
Compliance
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
RA	7	43.75X%	14	87.50%
RB	3	18.75%	2	12.50%
RC	3	18.75%	0	00.00%
RD	3	18.75%	0	00.00%

S&P Final Event Grade Summary
Valuation
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
VA	4	25.00%	7	43.75%
VB	3	18.75%	3	18.75%
VC	9	56.25%	6	37.50%
VD	0	00.00%	0	00.00%

Fitch Event Grade Summary
Credit
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	3	18.75%	14	87.50%
B	4	25.00%	2	12.50%
C	6	37.50%	0	00.00%
D	3	18.75%	0	00.00%

Fitch Event Grade Summary
Compliance
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	7	43.75%	14	87.50%
B	3	18.75%	2	12.50%
C	0	00.00%	0	00.00%
D	6	37.50%	0	00.00%

Fitch Event Grade Summary
Valuation
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	4	25.00%	7	43.75%
B	3	18.75%	3	18.75%
C	9	56.25%	6	37.50%
D	0	00.00%	0	00.00%

Moody's Event Grade Summary
Credit
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	3	18.75%	14	87.50%
B	4	25.00%	2	12.50%
C	6	37.50%	0	00.00%
D	3	18.75%	0	00.00%

Moody's Event Grade Summary
Compliance
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	7	43.75%	14	87.50%
B	3	18.75%	2	12.50%
C	3	18.75%	0	00.00%
D	3	18.75%	0	00.00%

Moody's Final Event Grade Summary
Valuation
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	4	25.00%	7	43.75%
B	3	18.75%	3	18.75%
C	9	56.25%	6	37.50%
D	0	00.00%	0	00.00%

DBRS Event Grade Summary
Credit
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	3	18.75%	14	87.50%
B	4	25.00%	2	12.50%
C	6	37.50%	0	00.00%
D	3	18.75%	0	00.00%

DBRS Event Grade Summary
Compliance
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	7	43.75%	14	87.50%
B	3	18.75%	2	12.50%
C	3	18.75%	0	00.00%
D	3	18.75%	0	00.00%

DBRS Event Grade Summary
Valuation
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	4	25.00%	7	43.75%
B	3	18.75%	3	18.75%
C	9	56.25%	6	37.50%
D	0	00.00%	0	00.00%

Kroll Event Grade Summary
Credit
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	3	18.75%	14	87.50%
B	4	25.00%	2	12.50%
C	6	37.50%	0	00.00%
D	3	18.75%	0	00.00%

Kroll Event Grade Summary
Compliance
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	7	43.75%	14	87.50%
B	3	18.75%	2	12.50%
C	3	18.75%	0	00.00%
D	3	18.75%	0	00.00%

Kroll Event Grade Summary
Valuation
Event Grade	Initial Total Count	% of Pool	Final Total Count	% of Pool
A	4	25.00%	7	43.75%
B	3	18.75%	3	18.75%
C	9	56.25%	6	37.50%
D	0	00.00%	0	00.00%

Exception Summary

The following summarizes the exceptions per category. Exceptions are findings that were not able to be resolved through the review process and were considered and ultimately accepted by the investor.

Credit Review Grade Disposition		Count	% of Count
A	No exceptions noted	14	87.5%
B	Non-material exceptions noted	2	12.5%
C	Material exceptions noted	0	0%
D	Missing material documentation	0	0%
Credit Review Pool Count		16

Exception Category		Grade	Exception Count	% of Count
Max. Financed Properties		B	1	6.25%
Income documentation		B	1	6.25%

Compliance Review Grade Disposition		Count	% of Count
A	No exceptions noted	14	87.5%
B	Non-material exceptions noted	2	12.5%
C	Material exceptions noted	0	0%
D	Missing material documentation	0	0%
Compliance Review Pool Count		16	Pool Balance

Exception Category		Grade	Exception Count	Balance
0% tolerance violation cured > 30 days		B	1	6.25%
ROR issued on incorrect form		B	1	6.25%

Valuation Review Grade Disposition		Count	% of Count
A	No exceptions noted	7	44%
B	Non-material exceptions noted	3	19%
C	Material exceptions noted	6	38%
D	Missing material documentation	0	0%
Valuation Review Pool Count		16	Pool Balance

Exception Category		Grade	Exception Count	Balance
Appraised value unsupported		C	6	37.50%
Appraised value unsupported		B	2	12.50%
Property Damage		B	1	6.25%

Data Integrity Summary

The following summarizes the differences between the data initially provided by the originator and the data collected by the TPR.

Row Labels	Count of loans with variance	% loans with variance	Average of variance	Max of variance
DTI	15	93.75%	1.97%	11.60
Qualifying FICO	7	43.75%	18.43	62.00
Occupancy	1	6.25%	NA	NA
State	0	0%	NA	NA
LTV	0	0%	0.00	0.00
CLTV	0	0%	0.00	0.00
Loan Amount	0	0%	0.00	0.00
Purpose	0	0%	NA	NA
Product	0	0%	NA	NA
Amortization Term	0	0%	0.00	0.00
First Payment Due Date	0	0%	0.00	0.00
Maturity Date	0	0%	0.00	0.00
Coupon	0	0%	0.00	0.00
Interest Only Period	0	0%	0.00	0.00
Property Type	0	0%	NA	NA
Borrower First Name	35	100%	NULL	NULL
Borrower Last Name	35	100%	NULL	NULL
Self Employed	35	100%	NULL	NULL
1st Time Homebuyer	35	100%	NULL	NULL
Documentation type	35	100%	NULL	NULL
LTV	35	100%	NULL	NULL
Lien Position	35	100%	NULL	NULL
Original P&I Payment	35	100%	NULL	NULL
Original PITIA Payment	35	100%	NULL	NULL
Original Term	35	100%	NULL	NULL
ARM Margin	35	100%	NULL	NULL
Index	35	100%	NULL	NULL
Periodic Cap	35	100%	NULL	NULL
Rate Reset Frequency	35	100%	NULL	NULL
Balloon	35	100%	NULL	NULL
Prepay Penalty Period	35	100%	NULL	NULL
Mortgage Insurance	35	100%	NULL	NULL
Units	35	100%	NULL	NULL
Appraisal Value	35	100%	NULL	NULL
Sales Price	35	100%	NULL	NULL
Junior Lien Balance	35	100%	NULL	NULL

Reverification of Employment Summary

The following summarizes the results of the employment reverification performed on a sample of the loans.

VVOE Results
Number	Result
1	Successfully Verified
1	Unsuccessful - no contact was made with the employer. The borrower’s bio appears on their employer's website.